Share-based payments - Share option changes and outstanding (Details)								12 Months Ended
	Dec. 20, 2022 Options	Aug. 15, 2022 Options	Dec. 30, 2021 Options	Nov. 15, 2021 Options	Jun. 17, 2021 Options	May 21, 2021 Options	Mar. 11, 2021 Options	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares
Share-based payments
Number of option, Opening Balance | Options								2,092,596	1,522,362
Granted | Options	4,000	25,200	105,071	24,500	1,000	555,464	12,000	29,200	698,035
Exercised | Options								(40,542)	(79,208)
Forfeited/expired | Options								(569,481)	(48,593)
Number of option, Ending Balance | Options								1,511,773	2,092,596
Weighted average exercise price, Opening balance | $ / shares								$ 16.90	$ 14.05
Granted | $ / shares								9.65	22.21
Exercised | $ / shares								8.45	9.72
Forfeited/expired | $ / shares								17.49	15.46
Weighted average exercise price, Ending balance | $ / shares								$ 16.07	$ 16.90